CONDENSED CONSOLIDATED BALANCE SHEETS (UNAUDITED) - GBP (£) £ in Thousands	Dec. 31, 2023	Jun. 30, 2023
ASSETS - NON-CURRENT
Goodwill	£ 255,749	£ 240,818
Intangible assets	61,561	66,216
Property, plant and equipment	23,181	25,940
Lease right-of-use assets	54,949	65,084
Deferred tax assets	21,314	20,156
Financial assets and other receivables	6,386	5,242
TOTAL	423,140	423,456
ASSETS - CURRENT
Trade and other receivables	170,318	177,866
Corporation tax receivable	2,327	4,042
Financial assets	186	56
Cash and cash equivalents	198,602	164,703
TOTAL	371,433	346,667
TOTAL ASSETS	794,573	770,123
LIABILITIES - CURRENT
Lease liabilities	13,782	14,573
Trade and other payables	84,678	91,159
Corporation tax payable	5,103	5,940
Contingent consideration	5,335	7,650
Deferred consideration	2,499	1,267
TOTAL	111,397	120,589
LIABILITIES - NON CURRENT
Lease liabilities	45,645	54,441
Deferred tax liabilities	13,730	14,623
Contingent consideration	0	3,809
Deferred consideration	3,280	4,837
Other liabilities	543	516
TOTAL	63,198	78,226
EQUITY
Share capital	1,167	1,155
Share premium	17,753	14,625
Merger relief reserve	48,139	42,805
Retained earnings	566,589	522,926
Other reserves	(13,644)	(10,176)
Investment in own shares	(26)	(27)
TOTAL	619,978	571,308
TOTAL LIABILITIES AND EQUITY	£ 794,573	£ 770,123